CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Equity attributable to owners of parent [member]	Limited partners' equity	Foreign currency translation	Revaluation surplus	Actuarial losses on defined benefit plans	Cash flow hedges	Investments in equity securities	Preferred limited partners' equity	Preferred equity	Participating non-controlling interests - in operating subsidiaries	General partnership interest in a holding subsidiary held by Brookfield	Participating non-controlling interests - in a holding subsidiary - Redeemable/Exchangeable units held by Brookfield
Balance, as at at Dec. 31, 2017	$ 14,282	$ 3,956	$ (259)	$ (378)	$ 4,616	$ (9)	$ (29)	$ 15	$ 511	$ 616	$ 6,298	$ 58	$ 2,843
Net income (loss)	125	4	4						19	13	87	0	2
Other comprehensive income (loss)	(216)	(140)		(155)	11	2	8	(6)		(26)	52	(2)	(100)
Preferred LP Units issued	196								196
LP Units purchased for cancellation	(8)	(8)	(8)
Distributions or dividends declared	(719)	(178)	(178)						(19)	(14)	(357)	(23)	(128)
Distribution reinvestment plan	5	5	5
Capital contributions	4										4
Acquisition	21										21
Other	36	(11)	(12)		1						35	20	(8)
Change in period	(556)	(328)	(189)	(155)	12	2	8	(6)	196	(27)	(158)	(5)	(234)
Balance, as at at Jun. 30, 2018	13,726	3,628	(448)	(533)	4,628	(7)	(21)	9	707	589	6,140	53	2,609
Balance, as at at Dec. 31, 2017	14,282	3,956	(259)	(378)	4,616	(9)	(29)	15	511	616	6,298	58	2,843
Other											52
Balance, as at at Dec. 31, 2018	17,206	4,484	(948)	(652)	6,120	(6)	(34)	4	707	568	8,129	66	3,252
Balance, as at at Mar. 31, 2018	14,473	3,901	(347)	(347)	4,615	(8)	(23)	11	707	600	6,404	57	2,804
Net income (loss)	45	(1)	(1)						10	6	31	0	(1)
Other comprehensive income (loss)	(460)	(173)		(186)	12	1	2	(2)		(10)	(149)	(3)	(125)
LP Units purchased for cancellation	(8)	(8)	(8)
Distributions or dividends declared	(361)	(88)	(88)						(10)	(7)	(181)	(11)	(64)
Distribution reinvestment plan	2	2	2
Other	35	(5)	(6)		1					0	35	10	(5)
Change in period	(747)	(273)	(101)	(186)	13	1	2	(2)	0	(11)	(264)	(4)	(195)
Balance, as at at Jun. 30, 2018	13,726	3,628	(448)	(533)	4,628	(7)	(21)	9	707	589	6,140	53	2,609
Balance, as at at Dec. 31, 2018	17,206	4,484	(948)	(652)	6,120	(6)	(34)	4	707	568	8,129	66	3,252
Net income (loss)	262	34	34						21	13	168	1	25
Other comprehensive income (loss)	186	45		41	1	(4)	(4)	11		23	85	0	33
Preferred LP Units issued	126								126
LP Units purchased for cancellation	(1)	(1)	(1)
Distributions or dividends declared	(778)	(185)	(185)						(21)	(13)	(396)	(28)	(135)
Distribution reinvestment plan	3	3	3
Capital contributions	298										298
Disposals	(53)										(53)
Other	1	(11)	215	(14)	(203)	1	0	(10)		0	(5)	26	(9)
Change in period	44	(115)	66	27	(202)	(3)	(4)	1	126	23	97	(1)	(86)
Balance, as at at Jun. 30, 2019	17,250	4,369	(882)	(625)	5,918	(9)	(38)	5	833	591	8,226	65	3,166
Balance, as at at Mar. 31, 2019	17,598	4,442	(810)	(644)	5,921	(7)	(36)	18	833	580	8,456	66	3,221
Net income (loss)	109	9	9						11	7	74	1	7
Other comprehensive income (loss)	37	15		21	1	(2)	(2)	(3)		10	2	(1)	11
Distributions or dividends declared	(452)	(92)	(92)						(11)	(7)	(262)	(13)	(67)
Distribution reinvestment plan	1	1	1
Capital contributions	10	0	0								10
Disposals	(53)										(53)
Other	0	(6)	10	(2)	(4)	0	0	(10)	0	1	(1)	12	(6)
Change in period	(348)	(73)	(72)	19	(3)	(2)	(2)	(13)	0	11	(230)	(1)	(55)
Balance, as at at Jun. 30, 2019	$ 17,250	$ 4,369	$ (882)	$ (625)	$ 5,918	$ (9)	$ (38)	$ 5	$ 833	$ 591	$ 8,226	$ 65	$ 3,166